Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,865,000
Previously Paid Amount	0.00
Total Fee Amount	1,086.16
Total Offset Amount	0.00
Net Fee	1,086.16
Narrative - Max Aggregate Offering Price	$ 7,865,000
Final Prospectus	true